UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  August 31, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report
August 31, 2016

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)
Investor Class Shares (BQMIX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)
Investor Class Shares (BQLIX)

Investment Adviser

Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3
ALLOCATION OF PORTFOLIO HOLDINGS	6
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	13
STATEMENTS OF ASSETS AND LIABILITIES	19
STATEMENTS OF OPERATIONS	20
STATEMENTS OF CHANGES IN NET ASSETS	21
FINANCIAL HIGHLIGHTS	23
NOTES TO FINANCIAL STATEMENTS	27
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT	37
NOTICE OF PRIVACY POLICY & PRACTICES	42
ADDITIONAL INFORMATION	43

Dear Shareholder:

US Economic and Equity Market Overview
The first half of fiscal 2016 (February 29, 2016 to August 31, 2016) was positive for equities. The S&P 500 Index recovered from its February bottom to end the six-month period up 13.6%, continuing to reach new all-time highs. Each of the S&P 500’s ten sectors rose over the period, with six of the ten sectors posting double-digit gains. The largest contributing sectors, Energy, Financials, Materials, & Technology, each were up more 15% in the previous six months. Inflation in the US remained restrained, which was also positive for the Manufacturing and Consumer Discretionary sectors. Meanwhile, both Treasuries and corporate bonds generated positive returns, contributing to the Barclays U.S. Aggregate Bond Index’s increase of 3.7%.

The United Kingdom’s surprise vote to exit the European Union on its June 23 referendum was initially the cause of significant volatility for both US & International equities. Although initially pushing markets lower, equities quickly recovered and ended the period higher. Global central banks, including the European Central Bank and the Bank of Japan, continued to maintain their accommodative monetary policies in an effort to bolster the global economy.

The U.S. economy expanded modestly during the first six months of the year. Growth in the first quarter was weak as gross domestic product (GDP) rose by 0.8%. Most sectors of the economy declined over the period, with a pullback in consumer spending and weaker exports in light of a higher U.S. dollar. During the second quarter, economic growth was relatively stronger; however, GDP still rose less than expected, up only 1.2%. Employment was mixed over the six-month period. Although non-farm payrolls declined from February to May, June and July saw strong job growth by more than 200,000 additions each month.

In its July 27, 2016 policy announcement, the Federal Reserve (the Fed) delivered subtle adjustments to its mid-month statement, reflecting a more upbeat tone to the economic data, particularly the strong jobs report. Although indicating that “near-term risks to the economic outlook have diminished,” which may signal that an increase in borrowing costs could be on the horizon, the Fed did not offer an assessment on the balance of risks, suggesting a temporary hold on the policy rate. It held the federal funds rate steady in the 0.25% to 0.50% range, where it has remained since December 2015. The Fed continues to suggest the federal funds rate will remain lower than normal even once employment and inflation approach their targets.

Bright Rock Fund Overviews

Quality Large Cap Fund:
For the 6 month period ended 8/31/16, the Institutional Class shares of the fund returned 9.93%, behind the S&P 500 Index which returned 13.60% over the same 6 month period.  Our bias towards high quality and low volatility stocks when coupled with some missteps in stock selection were significant drivers of underperformance.  The S&P 500 High Quality Index returned 11.37% and the S&P 500 Low Volatility Index returned 10.96% both of which were significantly below the S&P 500.  All ten sectors in the S&P 500 produced positive returns over the past six months.  The Energy (+21.03%), Financials (+17.83%), Technology (+16.84%) & Materials (+17.28%) sectors all outperformed the overall market.  The fund’s overweight to Energy & Materials helped relative performance, however stock selection in these sectors was negative and muted the sector benefit. Notable outperformers for the period included Questar (+25.94%), Union Pacific (+34.09%), and Monsanto (+21.97%), all of which provided significant benefits to the portfolio. Stericycle (-17.42%), National Oilwell (-10.05%), and Cognizant(-9.27%) were notable negative contributors.

Mid Cap Growth Fund:
For the 6 month period ended 8/31/16, the Institutional Class shares of the fund returned 13.90%, slightly ahead of the Russell Mid Cap Growth Index which returned 13.87% over the same 6 month period.  Our equal Sector weighted approach added significant value for the six month period, which was offset by underperformance of high quality stocks and underwhelming stock selection.  Unfortunately, there were several stocks that had poor results over those six months, which eroded any benefit from equal weighting the sectors.  There were four stocks in the portfolio that lost more than 20% from February 29, 2016 to August 31, 2016.  They include Stericycle, Flowers foods, Western Refining, and Waddell and Reed.  Those poor performers were offset by Oneok, Idexx Laboratories, Copart, and Edwards Lifesciences, which were all up more than 45% for the six month period ending August 31, 2016.

Thank you for your business and the confidence you have placed in us.

David B. Smith, CFA	Doug Butler
Chief Investment Officer	Director of Research
Bright Rock Capital Management	Bright Rock Capital Management

Past performance is not a guarantee of future results.

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. The Funds will bear their share of the fees and expenses of investments in underlying funds or ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact a fund’s ability to sell its shares. The Funds may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. This investment may not be suitable for all investors. The Funds may engage in short sales, which could result in such a Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The S&P 500® Quality Index is designed to track high quality stocks in the S&P 500 by quality score, which is calculated based on return on equity, accruals ratio and financial leverage ratio. S&P Quality Rankings System ranks stocks into nine buckets based on historical growth and stability of earnings and dividends. S&P consider stocks ranked A- and above as high quality and those ranked B+ and below as low quality. The S&P 500 Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments included in this report.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of August 31, 2016 (Unaudited)

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 – August 31, 2016).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2016 –
	March 1, 2016	August 31, 2016	August 31, 2016*
Actual	$1,000.00	$1,139.00	$6.74
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.90	$6.36

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Mid Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2016 –
	March 1, 2016	August 31, 2016	August 31, 2016*
Actual	$1,000.00	$1,138.60	$8.09
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.64	$7.63

*	Expenses are equal to the Investor Class’ annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2016 –
	March 1, 2016	August 31, 2016	August 31, 2016*
Actual	$1,000.00	$1,099.30	$4.66
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.77	$4.48

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Quality Large Cap Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2016 –
	March 1, 2016	August 31, 2016	August 31, 2016*
Actual	$1,000.00	$1,097.93	$5.98
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.51	$5.75

*	Expenses are equal to the Investor Class’ annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended August 31, 2016

				Since	Since
	One	Three	Five	Inception	Inception
	Year	Years	Years	(5/26/10)	(1/17/12)
Bright Rock Mid Cap Growth Fund
Institutional Class	12.37%	10.81%	9.65%	10.30%	N/A
Investor Class	12.20%	10.92%	N/A	N/A	10.61%
Russell Midcap Growth
Total Return Index	7.00%	10.68%	13.43%	14.31%	13.65%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown in the table and graphs assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund – Investor Class
Growth of $10,000 Investment

*  Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended August 31, 2016

				Since	Since
	One	Three	Five	Inception	Inception
	Year	Years	Years	(5/26/10)	(1/17/12)
Bright Rock Quality Large Cap Fund
Institutional Class	12.69%	10.26%	13.94%	12.63%	N/A
Investor Class	12.40%	10.02%	N/A	N/A	13.18%
S&P 500 Total Return Index	12.55%	12.30%	14.69%	14.40%	14.29%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown in the table and graphs assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The S&P 500 Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund – Investor Class
Growth of $10,000 Investment

*  Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.66%

Auto Components – 2.31%
Gentex Corp.	71,000	$1,263,090

Beverages – 2.25%
Monster Beverage Corp. (a)	8,000	1,231,120

Capital Markets – 4.74%
Eaton Vance Corp.	32,000	1,280,960
SEI Investments Co.	28,300	1,304,630
		2,585,590
Chemicals – 6.02%
International Flavors & Fragrances, Inc.	10,000	1,385,800
The Sherwin-Williams Co.	6,700	1,900,857
		3,286,657
Commercial Services & Supplies – 8.23%
Copart, Inc. (a)	46,900	2,392,838
Rollins, Inc.	45,000	1,282,500
Stericycle, Inc. (a)	9,500	816,810
		4,492,148
Containers & Packaging – 0.86%
AptarGroup, Inc.	6,000	467,880

Distributors – 2.45%
LKQ Corp. (a)	37,000	1,335,330

Diversified Financial Services – 2.28%
FactSet Research Systems, Inc.	7,000	1,246,210

Electrical Equipment – 2.52%
Acuity Brands, Inc.	5,000	1,375,600

Electronic Equipment, Instruments & Components – 4.98%
Amphenol Corp. – Class A	22,000	1,370,820
IPG Photonics Corp. (a)	15,500	1,348,190
		2,719,010

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2016 (Unaudited)

	Shares	Value
Energy Equipment & Services – 2.78%
FMC Technologies, Inc. (a)	20,000	$564,000
Oceaneering International, Inc.	35,900	952,068
		1,516,068
Food Products – 6.76%
Flowers Foods, Inc.	89,100	1,328,481
McCormick & Co, Inc.	6,000	611,760
The Hershey Co.	17,500	1,748,075
		3,688,316
Health Care Equipment & Supplies – 12.02%
Edwards Lifesciences Corp. (a)	14,000	1,612,240
IDEXX Laboratories, Inc. (a)	27,000	3,042,360
ResMed, Inc.	20,000	1,333,800
Varian Medical Systems, Inc. (a)	6,000	576,780
		6,565,180
Health Care Providers & Services – 1.93%
MEDNAX, Inc. (a)	16,000	1,052,320

Household Products – 2.55%
Church & Dwight Co., Inc.	14,000	1,391,880

IT Services – 4.91%
FleetCor Technologies, Inc. (a)	3,300	541,860
Jack Henry & Associates, Inc.	24,500	2,138,115
		2,679,975
Machinery – 2.03%
Valmont Industries, Inc.	8,500	1,108,995

Multiline Retail – 1.21%
Dollar Tree, Inc. (a)	8,000	661,600

Oil, Gas & Consumable Fuels – 9.41%
Diamondback Energy, Inc. (a)	14,100	1,343,025
EQT Corp.	19,000	1,358,500
ONEOK, Inc.	52,000	2,438,280
		5,139,805

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2016 (Unaudited)

	Shares	Value
Road & Rail – 2.05%
JB Hunt Transport Services, Inc.	14,100	$1,119,399

Semiconductors & Semiconductor Equipment – 3.87%
Analog Devices, Inc.	9,000	563,040
Microchip Technology, Inc.	25,000	1,547,750
		2,110,790
Software – 3.07%
Red Hat, Inc. (a)	23,000	1,678,540

Specialty Retail – 2.00%
Tractor Supply Co.	13,000	1,091,350

Textiles, Apparel & Luxury Goods – 3.47%
Michael Kors Holdings Ltd. (a)(b)	38,700	1,894,365

Trading Companies & Distributors – 2.96%
Fastenal Co.	24,400	1,051,884
MSC Industrial Direct Co., Inc.	7,750	566,060
		1,617,944
TOTAL COMMON STOCKS (Cost $40,842,871)		53,319,162

SHORT-TERM INVESTMENTS – 3.06%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio 0.280% (c)	1,670,618	1,670,618
TOTAL SHORT-TERM INVESTMENTS (Cost $1,670,618)		1,670,618
Total Investments (Cost $42,513,489) – 100.72%		54,989,780
Liabilities in Excess of Other Assets – (0.72%)		(390,809)
TOTAL NET ASSETS – 100.00%		$54,598,971

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate as of August 31, 2016.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.87%

Aerospace & Defense – 2.39%
United Technologies Corp.	48,000	$5,108,640

Air Freight & Logistics – 1.98%
CH Robinson Worldwide, Inc.	61,000	4,234,620

Banks – 4.26%
Wells Fargo & Co.	179,000	9,093,200

Beverages – 2.55%
PepsiCo, Inc.	51,000	5,444,250

Biotechnology – 3.59%
Gilead Sciences, Inc.	98,000	7,681,240

Capital Markets – 3.51%
BlackRock, Inc.	8,000	2,982,480
T. Price Rowe Group, Inc.	65,000	4,520,100
		7,502,580
Chemicals – 9.81%
Ecolab, Inc.	38,000	4,675,900
Monsanto Co.	67,000	7,135,500
Praxair, Inc.	39,000	4,759,560
The Sherwin-Williams Co.	15,500	4,397,505
		20,968,465
Commercial Services & Supplies – 2.01%
Stericycle, Inc. (a)	50,000	4,299,000

Diversified Telecommunication Services – 6.91%
AT&T, Inc.	151,000	6,172,880
Verizon Communications, Inc.	164,000	8,582,120
		14,755,000
Electric Utilities – 4.94%
The Southern Co.	121,000	6,210,930
Westar Energy, Inc.	79,000	4,340,260
		10,551,190

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2016 (Unaudited)

	Shares	Value
Energy Equipment & Services – 5.68%
Oceaneering International, Inc.	160,000	$4,243,200
Schlumberger Ltd. (b)	100,000	7,900,000
		12,143,200
Food & Staples Retailing – 6.13%
CVS Caremark Corp.	79,000	7,378,600
Wal-Mart Stores, Inc.	80,000	5,715,200
		13,093,800
Food Products – 1.03%
General Mills, Inc.	31,000	2,195,420

Gas Utilities – 2.69%
Questar Corp.	230,000	5,752,300

Health Care Providers & Services – 2.42%
McKesson Corp.	28,000	5,169,360

Insurance – 2.20%
Chubb Ltd. (b)	37,000	4,696,410

Internet Software & Services – 2.48%
Alphabet, Inc. (a)	6,700	5,291,995

IT Services – 2.10%
Cognizant Technology Solutions Corp. – Class A (a)	78,000	4,480,320

Life Sciences Tools & Services – 1.00%
Thermo Fisher Scientific Inc.	14,000	2,130,660

Media – 4.56%
Comcast Corp.	90,000	5,873,400
The Walt Disney Co.	41,000	3,872,860
		9,746,260
Oil, Gas & Consumable Fuels – 3.96%
Chevron Corp.	39,000	3,922,620
Exxon Mobil Corp.	52,000	4,531,280
		8,453,900
Pharmaceuticals – 2.96%
Johnson & Johnson	53,000	6,325,020

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2016 (Unaudited)

	Shares	Value
Road & Rail – 3.67%
Union Pacific Corp.	82,000	$7,833,460

Software – 3.18%
Citrix Systems, Inc. (a)	78,000	6,801,600

Specialty Retail – 8.06%
Advance Auto Parts, Inc.	28,000	4,406,640
The Home Depot, Inc.	61,000	8,181,320
Tiffany & Co.	65,000	4,639,050
		17,227,010
Water Utilities – 1.80%
Aqua America, Inc.	126,500	3,846,865
TOTAL COMMON STOCKS (Cost $167,199,218)		204,825,765

EXCHANGE-TRADED FUNDS – 2.26%
Vanguard Information Technology ETF	41,000	4,833,490
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,825,431)		4,833,490

SHORT-TERM INVESTMENTS – 1.50%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio 0.280% (c)	3,201,391	3,201,391
TOTAL SHORT-TERM INVESTMENTS (Cost $3,201,391)		3,201,391
Total Investments (Cost $175,226,040) – 99.63%		212,860,646
Other Assets in Excess of Liabilities – 0.37%		790,716
TOTAL NET ASSETS – 100.00%		$213,651,362

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate as of August 31, 2016.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
August 31, 2016 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value:
(Cost $42,513,489 and $175,226,040)	$54,989,780	$212,860,646
Receivable for Fund shares sold	107,089	386,115
Receivable for investments sold	3,226,923	—
Dividends and interest receivable	73,356	630,863
Other assets	18,208	21,057
TOTAL ASSETS	58,415,356	213,898,681

LIABILITIES
Payable for Fund shares redeemed	60,074	37,698
Payable for investments purchased	3,663,887	—
Payable to affiliates	25,574	61,432
Payable to Adviser	37,680	114,957
Payable to distributor	37	1,295
Accrued expenses and other liabilities	29,133	31,937
TOTAL LIABILITIES	3,816,385	247,319

NET ASSETS	$54,598,971	$213,651,362

Net assets consist of:
Paid-in Capital	$41,675,139	$168,254,134
Accumulated net investment income	104,895	648,718
Accumulated net realized gain loss	342,646	7,113,904
Net unrealized appreciation on investments	12,476,291	37,634,606
NET ASSETS	$54,598,971	$213,651,362

INSTITUTIONAL CLASS SHARES
Net assets	$54,405,749	$211,394,995
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,861,050	14,025,883
Net asset value, redemption price
and offering price per share	$14.09	$15.07

INVESTOR CLASS SHARES
Net assets	$193,222	$2,256,367
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	13,361	146,914
Net asset value, redemption price
and offering price per share	$14.46	$15.36

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Six Months Ended August 31, 2016 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income*	$388,142	$2,408,345
Interest income	2,327	3,565
TOTAL INVESTMENT INCOME	390,469	2,411,910

EXPENSES
Management fees	191,562	654,265
Administration fees	31,575	97,516
Fund accounting fees	19,784	44,599
Transfer agent fees and expenses	19,671	27,705
Audit and tax fees	14,457	14,457
Federal and state registration fees	12,932	11,017
Legal fees	6,351	6,733
Chief Compliance Officer fees	4,048	4,048
Trustees’ fees	2,646	2,629
Custody fees	2,521	10,418
Reports to shareholders	2,148	8,127
Distribution (12b-1) fees – Investor Class	77	1,283
Other expenses	2,956	5,778
TOTAL EXPENSES	310,728	888,575
Less waivers and reimbursement
by Advisor (Note 4)	8,620	—
NET EXPENSES	319,348	888,575
NET INVESTMENT INCOME	71,121	1,523,335

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(223,005)	7,213,837
Net change in unrealized
appreciation on investments	6,548,929	9,273,577
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	6,325,924	16,487,414
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$6,397,045	$18,010,749

*  Net of foreign taxes withheld.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2016	Year Ended
	(Unaudited)	February 29, 2016
FROM OPERATIONS
Net investment income	$71,121	$43,873
Net realized gain (loss) on investments	(223,005)	2,738,736
Net change in unrealized
appreciation (depreciation) on investments	6,548,929	(5,446,186)
Net increase (decrease) in
net assets from operations	6,397,045	(2,663,577)

FROM DISTRIBUTIONS
Net realized gain – Institutional Class	—	(2,511,955)
Net realized gain – Investor Class	—	(582)
Net decrease in net assets resulting
from distributions paid	—	(2,512,537)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	5,630,655	6,636,854
Proceeds from shares sold – Investor Class	210,348	—
Payments for shares
redeemed – Institutional Class	(3,283,671)	(6,154,850)
Payments for shares redeemed – Investor Class	(32,164)	—
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	—	2,508,186
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	—	582
Net increase in net assets from
capital share transactions	2,525,168	2,990,772
TOTAL INCREASE (DECREASE)
IN NET ASSETS	8,922,213	(2,185,342)

NET ASSETS
Beginning of Period	45,676,758	47,862,100
End of Period	$54,598,971	$45,676,758
ACCUMULATED NET
INVESTMENT INCOME	$104,895	$33,774

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2016	Year Ended
	(Unaudited)	February 29, 2016
FROM OPERATIONS
Net investment income	$1,523,335	$2,943,543
Net realized gain on investments	7,213,837	1,729,635
Net change in unrealized
appreciation (depreciation) on investments	9,273,577	(10,833,836)
Net increase (decrease) in
net assets from operations	18,010,749	(6,160,658)

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(1,154,295)	(2,879,678)
Net investment income – Investor Class	(1,441)	(13,302)
Net realized gain – Institutional Class	—	(2,928,652)
Net realized gain – Investor Class	—	(12,941)
Net decrease in net assets resulting
from distributions paid	(1,155,736)	(5,834,573)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	32,831,078	38,468,834
Proceeds from shares sold – Investor Class	2,183,163	1,157,479
Payments for shares
redeemed – Institutional Class	(19,035,461)	(29,219,181)
Payments for shares redeemed – Investor Class	(437,976)	(841,870)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	18,400	2,921,573
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	1,425	24,858
Net increase in net assets from
capital share transactions	15,560,629	12,511,693
TOTAL INCREASE IN NET ASSETS	32,415,642	516,462

NET ASSETS
Beginning of Period	181,235,720	180,719,258
End of Period	$213,651,362	$181,235,720
ACCUMULATED NET
INVESTMENT INCOME	$648,718	$281,119

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	For the
	Six Months	Year				Year
	Ended	Ended	Year Ended			Ended
	August 31,	February	February 28,			February
	2016	29,				29,
	(Unaudited)	2016	2015	2014	2013	2012
Net Asset Value,
Beginning of Period	$12.37	$13.88	$13.61	$11.70	$12.01	$12.92

Income (loss) from
investment operations:
Net investment income (loss)(1)	0.02	0.01	(0.03)	(0.05)	(0.04)	(0.11)
Net realized and unrealized
gain (loss) on investments	1.70	(0.79)	1.47	2.12	0.40	(0.31)
Total from investment operations	1.72	(0.78)	1.44	2.07	0.36	(0.42)

Less distributions paid:
From net realized gain
on investments	—	(0.73)	(1.17)	(0.16)	(0.67)	(0.49)
Total distributions paid	—	(0.73)	(1.17)	(0.16)	(0.67)	(0.49)

Net Asset Value, End of Period	$14.09	$12.37	$13.88	$13.61	$11.70	$12.01
Total Return(2)	13.90%	(5.68)%	11.41%	17.75%	3.42%	(2.60)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$54,406	$45,666	$47,851	$42,237	$34,507	$30,262
Ratio of expenses to average
net assets before waiver
and reimbursements(3)	1.22%	1.26%	1.28%	1.34%	1.48%	1.51%
Ratio of expenses to average
net assets after waiver
and reimbursements(3)	1.25%	1.25%	1.25%	1.25%	1.25%	1.33%
Ratio of net investment
income (loss) to average
net assets before waiver
and reimbursements(3)	0.31%	0.08%	(0.21)%	(0.52)%	(0.54)%	(1.07)%
Ratio of net investment
income (loss) to average
net assets after waiver
and reimbursements(3)	0.28%	0.09%	(0.18)%	(0.43)%	(0.31)%	(0.89)%
Portfolio turnover rate(2)	18.7%	44.1%	62.9%	30.5%	140.1%	78.9%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	For the
	Six Months	Year				Year
	Ended	Ended	Year Ended			Ended
	August 31,	February	February 28,			February
	2016	29,				29,
	(Unaudited)	2016	2015	2014	2013	2012(1)
Net Asset Value,
Beginning of Period	$12.70	$14.26	$13.93	$11.85	$12.02	$11.22

Income (loss) from
investment operations:
Net investment income (loss)(2)	0.03	(0.02)	(0.05)	0.08	0.20	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	1.73	(0.81)	1.55	2.16	0.30	0.80
Total from investment operations	1.76	(0.83)	1.50	2.24	0.50	0.80

Less distributions paid:
From net realized
gain on investments	—	(0.73)	(1.17)	(0.16)	(0.67)	—
Total distributions paid	—	(0.73)	(1.17)	(0.16)	(0.67)	—
Net Asset Value, End of Period	$14.46	$12.70	$14.26	$13.93	$11.85	$12.02
Total Return(4)	13.86%	(5.95)%	11.64%	18.96%	4.60%	7.13%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$193	$11	$11	$67	$56	$54
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.48%	1.51%	1.53%	1.59%	1.73%	1.56%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment
income (loss) to average net
assets before waiver
and reimbursements(5)	0.38%	(0.17)%	(0.46)%	(0.77)%	(0.79)%	(1.35)%
Ratio of net investment
income (loss) to average net
assets after waiver
and reimbursements(5)	0.36%	(0.16)%	(0.43)%	(0.68)%	(0.56)%	(1.29)%
Portfolio turnover rate(4)	18.7%	44.1%	62.9%	30.5%	140.1%	78.9%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	For the
	Six Months	Year				Year
	Ended	Ended	Year Ended			Ended
	August 31,	February	February 28,			February
	2016	29,				29,
	(Unaudited)	2016	2015	2014	2013	2012
Net Asset Value,
Beginning of Period	$13.79	$14.73	$14.63	$12.98	$12.12	$11.70

Income (loss) from
investment operations:
Net investment income(1)	0.11	0.23	0.23	0.18	0.19	0.19
Net realized and unrealized
gain (loss) on investments	1.26	(0.71)	1.54	2.62	1.39	0.63
Total from investment operations	1.37	(0.48)	1.77	2.80	1.58	0.82

Less distributions paid:
From investment income	(0.09)	(0.23)	(0.24)	(0.17)	(0.19)	(0.17)
From net realized gain
on investments	—	(0.23)	(1.43)	(0.98)	(0.53)	(0.23)
Total distributions paid	(0.09)	(0.46)	(1.67)	(1.15)	(0.72)	(0.40)

Net Asset Value, End of Period	$15.07	$13.79	$14.73	$14.63	$12.98	$12.12
Total Return(2)	9.93%	(3.31)%	12.83%	21.93%	13.44%	7.49%

Supplemental Data and Ratios:
Net assets at end of
period (000’s omitted)	$211,395	$180,801	$180,571	$151,960	$119,234	$95,676
Ratio of expenses to
average net assets(3)	0.88%	0.90%	0.90%	0.92%	0.96%	1.06%
Ratio of net investment income
to average net assets(3)	1.51%	1.62%	1.54%	1.28%	1.49%	1.66%
Portfolio turnover rate(2)	21.0%	58.3%	36.2%	53.3%	42.3%	58.4%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	For the
	Six Months	Year				Year
	Ended	Ended	Year Ended			Ended
	August 31,	February	February 28,			February
	2016	29,				29,
	(Unaudited)	2016	2015	2014	2013	2012(1)
Net Asset Value,
Beginning of Period	$14.05	$15.02	$14.87	$13.11	$12.14	$11.44

Income (loss) from
investment operations:
Net investment income(2)	0.11	0.20	0.19	0.20	0.30	0.03
Net realized and unrealized
gain (loss) on investments	1.26	(0.73)	1.59	2.70	1.38	0.67
Total from investment operations	1.37	(0.53)	1.78	2.90	1.68	0.70

Less distributions paid:
From investment income	(0.06)	(0.21)	(0.20)	(0.16)	(0.19)	—
From net realized gain
on investments	—	(0.23)	(1.43)	(0.98)	(0.52)	—
Total distributions paid	(0.06)	(0.44)	(1.63)	(1.14)	(0.71)	—

Net Asset Value, End of Period	$15.36	$14.05	$15.02	$14.87	$13.11	$12.14
Total Return(3)	9.79%	(3.56)%	12.66%	22.47%	14.34%	6.12%

Supplemental Data and Ratios:
Net assets at end of
period (000’s omitted)	$2,256	$435	$148	$152	$61	$53
Ratio of expenses to
average net assets(4)	1.13%	1.15%	1.15%	1.17%	1.21%	1.33%
Ratio of net investment income
to average net assets(4)	1.40%	1.37%	1.79%	1.53%	1.74%	2.08%
Portfolio turnover rate(3)	21.0%	58.3%	36.2%	53.3%	42.3%	58.4%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
August 31, 2016 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”) are comprised of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with its own investment objective and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund has two share classes: Institutional Class and Investor Class shares. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  The Institutional Class shares of each Fund commenced operations on May 26, 2010.  The Investor Class shares of each Fund commenced operations on January 17, 2012.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price,

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurement and Financial Accounting Standards Board (“FASB”) Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2016:

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$53,319,162	$—	$—	$53,319,162
Total Equity	53,319,162	—	—	53,319,162
Short-Term Investments	1,670,618	—	—	1,670,618
Total Investments
in Securities	$54,989,780	$—	$—	$54,989,780

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$204,825,765	$—	$—	$204,825,765
Exchange-Traded Fund	4,833,490	—	—	4,833,490
Total Equity	209,659,255	—	—	209,659,255
Short-Term Investments	3,201,391	—	—	3,201,391
Total Investments
in Securities	$212,860,646	$—	$—	$212,860,646

During the year ended August 31, 2016, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the year. The Funds did not hold financial derivative instruments during the year presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  12b-1 fees are expensed at 0.25% of average daily net assets of the Investor class shares of each Fund.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters
The tax character of distributions paid to shareholders for the years ended February 29, 2016 and February 28, 2015 were as follows:

	Ordinary	Long-term
	Income	Capital Gain
Mid Cap Growth Fund
Year ended February 29, 2016	$—	$2,512,537
Year ended February 28, 2015	$—	$3,740,425
Quality Large Cap Fund
Year ended February 29, 2016	$3,090,196	$2,744,377
Year ended February 28, 2015	$5,471,892	$12,492,205

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

As of February 29, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$39,747,039	$152,590,484
Gross tax unrealized appreciation	$8,863,126	$30,181,334
Gross tax unrealized depreciation	(2,957,718)	(1,920,238)
Net tax unrealized appreciation	$5,905,408	$28,261,096
Undistributed ordinary income	$33,774	$281,119
Undistributed long-term capital gain	587,605	—
Total distributable earnings	$621,379	$281,119
Total accumulated earnings	$6,526,787	$28,542,215

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.
On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Undistributed Net Investment Income	$—	$(197,216)
Accumulated Net Realized Gain	$—	$197,216

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 29, 2016.  Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2016.  At February 29, 2016, the fiscal years 2013 through 2016 remained open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund, compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 0.65% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through June 28, 2017, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Funds’

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, broker commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 1.25% and 1.50% for the Institutional and Investor classes, respectively, of each Fund’s average daily net assets (the “Expense Limitation Cap”). Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
February 2018	$11,095	$—
February 2019	$7,295	$—

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s Investor class shares’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended August 31, 2016, the Mid Cap Growth Fund and the Quality Large Cap Fund incurred expenses of $77 and $1,283 pursuant to the 12b-1 Plan, respectively.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the six months ended August 31, 2016, and owed as of August 31, 2016 are as follows:

Administration	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$31,575	$9,824
Bright Rock Quality Large Cap Growth Fund	$97,516	$32,743

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the six months ended August 31, 2016, and owed as of August 31, 2016, are as follows:

Fund Accounting	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$19,784	$6,711
Bright Rock Quality Large Cap Growth Fund	$44,599	$15,325

Transfer Agency	Incurred*	Owed
Bright Rock Mid Cap Growth Fund	$19,671	$6,645
Bright Rock Quality Large Cap Growth Fund	$27,201	$8,487

Custody	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$2,521	$1,020
Bright Rock Quality Large Cap Growth Fund	$10,418	$3,481

*	These amounts do not include sub-transfer agency fees, therefore may not agree to the Statements of Operations.

The Funds each have a line of credit with US Bank (see Note 9).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and U.S. Bank.
Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended August 31, 2016, and owed as of August 31, 2016 are as follows:

CCO	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$4,048	$1,374
Bright Rock Quality Large Cap Growth Fund	$4,048	$1,396

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

(7)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

	Six Months Ended	Year Ended
Mid Cap Growth Fund – Institutional Class	August 31, 2016	February 29, 2016
Shares Sold	410,719	505,823
Shares Issued to Holders in
Reinvestment of Distributions	—	201,299
Shares Redeemed	(242,468)	(461,023)
Net Increase	168,251	246,099

	Six Months Ended	Year Ended
Mid Cap Growth Fund – Investor Class	August 31, 2016	February 29, 2016
Shares Sold	14,774	—
Shares Issued to Holders in
Reinvestment of Distributions	—	45
Shares Redeemed	(2,259)	—
Net Increase	12,515	45

	Six Months Ended	Year Ended
Quality Large Cap Fund – Institutional Class	August 31, 2016	February 29, 2016
Shares Sold	2,198,514	2,712,383
Shares Issued to Holders in
Reinvestment of Distributions	1,248	210,467
Shares Redeemed	(1,283,978)	(2,068,696)
Net Increase	915,784	854,154

	Six Months Ended	Year Ended
Quality Large Cap Fund – Investor Class	August 31, 2016	February 29, 2016
Shares Sold	144,869	78,624
Shares Issued to Holders in
Reinvestment of Distributions	96	1,744
Shares Redeemed	(29,014)	(59,288)
Net Increase	115,951	21,080

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2016 (Unaudited)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended August 31, 2016 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Purchases	$11,374,687	$55,324,088
Sales	$9,208,174	$41,506,444

(9)	Line of Credit

The Funds each have lines of credit, maturing August 12, 2016, in the amount of $3,500,000 and $12,000,000 for the Mid Cap Growth and Quality Large Cap Funds, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest will be accrued at the prime rate of 3.50% (as of August 31, 2016).  The Funds did not utilize their line of credit during the six months ended August 31, 2016.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 3, 2016 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (the “Quality Large Cap Fund”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Bright Rock Capital Management, LLC the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 15, 2016 (the “June 15, 2016 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2017.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

implemented by the Adviser, as well as the qualifications, experience and responsibilities of Douglas S. Butler and David B. Smith, the Funds’ portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program, and discussed the Adviser’s marketing activity and its continuing commitment to the Funds.  The Trustees noted that during the course of the prior year they had met with representatives of the Adviser in person to discuss the Funds’ performance and outlook, along with the marketing and compliance efforts made by the Adviser.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.  INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Institutional Class shares of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund for the year-to-date, one-year, three-year and five-year periods ended April 30, 2016.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Growth Index for the Bright Rock Mid Cap Growth Fund and the S&P 500 Index for the Bright Rock Quality Large Cap Fund) and in comparison to a peer group of similar funds as constructed by data presented by Morningstar Direct (a peer group of U.S. open-end mid-cap growth funds for the Bright Rock Mid Cap Growth Fund and a peer group of U.S. open-end large blend funds for the Bright Rock Quality Large Cap Fund) (each a “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of composites of other separately-managed accounts of the Adviser’s parent company that were similar to each Fund in terms of investment strategy.

The Trustees noted that the Bright Rock Mid Cap Growth Fund’s performance for each of the year-to-date, one-year and three-year periods ended April 30, 2016 was above the Morningstar Peer Group median.  The Trustees also noted the Fund’s performance for the year-to-date period was the best of the Morningstar Peer Group.  The Trustees noted the five-year performance was below the Morningstar Peer Group median.  The Trustees noted for the quarter and one-year period ended March 31, 2016, the Bright Rock Mid

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

Cap Growth Fund had outperformed the Russell Mid Cap Growth Index.  The Trustees further noted that for the five-year and since inception periods ended March 31, 2016, the Bright Rock Mid Cap Growth Fund had underperformed the Russell Mid Cap Growth Index.  The Trustees also noted the Fund’s performance for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2016 was generally in alignment with the performance of a composite of other separately-managed accounts of the Adviser’s parent company that were similar to the Fund in terms of investment strategy and the Adviser attributed any differences to the underlying fee structures.

The Trustees noted for each of the year-to-date, one-year, three-year and five-year periods ended April 30, 2016, the Bright Rock Quality Large Cap Fund’s performance was above the Morningstar Peer Group median.  The Trustees also noted that the Bright Rock Quality Large Cap Fund’s performance for the year-to-date period was the best of the Morningstar Peer Group.  The Trustees further noted that for the year-to-date and one-year periods ended March 31, 2016, the Bright Rock Quality Large Cap Fund had significantly outperformed the S&P 500 Index.  The Trustees also noted the Fund’s performance for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2016 was generally in alignment with the performance of a composite of other separately-managed accounts of the Adviser’s parent company that were similar to the Fund in terms of investment strategy and the Adviser attributed any differences to the underlying fee structures.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Adviser’s continued management.

3.  COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its Morningstar Peer Group and the separately-managed accounts of the Adviser’s parent company, as well as the fee waivers and expense reimbursements of the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noting that the Adviser had provided subsidies for the Bright Rock Mid Cap Growth Fund’s operations and had not yet recouped those subsidies in their entirety.  The Trustees also examined the level of profits that could be expected to

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

accrue to the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser with respect to the Bright Rock Mid Cap Growth Fund, as well as the Funds’ brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 15, 2016 meeting and the August 3, 2016 meeting at which the Advisory Agreement was formally considered, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Bright Rock Mid Cap Growth Fund’s contractual management fee of 0.75% fell between the second and third quartiles, below the Morningstar Peer Group average of 0.79%, which fell in the third quartile.  The Trustees observed that the Bright Rock Mid Cap Growth Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.25% for Institutional Class shares fell within the fourth quartile, above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.02%, which at the top of the second quartile.  The Trustees then compared the fees paid by the Bright Rock Mid Cap Growth Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund.

The Trustees noted that the Bright Rock Quality Large Cap Fund’s contractual management fee of 0.65% was above the Morningstar Peer Group average of 0.61%, both of which fell within the second quartile.  The Trustees noted that the Bright Rock Quality Large Cap Fund was operating below its expense cap of 1.25% for Institutional Class shares.  The Trustees observed that the Bright Rock Quality Large Cap Fund’s total expense ratio of 0.88% for Institutional Class shares, which fell at the top of the second quartile, was above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.83%, which also fell within the second quartile.  The Trustees then compared the fees paid by the Bright Rock Quality Large Cap Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser was not realizing profits in connection with its management of the Funds and the Trustees further concluded that the Adviser maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory business, despite its subsidies to support the Bright Rock Mid Cap Growth Fund’s operations.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Bright Rock Mid Cap Growth Fund.  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

5.  BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2017 as being in the best interests of each Fund and its shareholders.

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended February 29, 2016 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Mid Cap Growth Fund	0.00%
Quality Large Cap Fund	100.00%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended February 29, 2016, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Mid Cap Growth Fund	0.00%
Quality Large Cap Fund	100.00%

For the fiscal year ended February 29, 2016, taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(R)(2)(C) for each Fund were as follows:

Mid Cap Growth Fund	0.00%
Quality Large Cap Fund	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	35	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 61		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
five portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	35	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 59		2001	(1986–present).		(an open-end
investment
company with
five portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	35	Independent
615 E. Michigan St.		Term; Since	present); Managing		Manager, Ramius
Milwaukee, WI 53202		October 23,	Director, Chief		IDF fund
Age: 73		2009	Administrative		complex (two
			Officer (“CAO”) and		closed-end
			Chief Compliance		investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International Group,		Trustee, Gottex
			L.P. (an investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio);
Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Alternatives
fund complex
(three closed-end
investment
companies)
(2010–2015).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	35	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 54		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
five portfolios).

John P. Buckel	President	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,	Services, LLC
Age: 59	Executive	2013	(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,	Services, LLC
Age: 42	and	2013	(2002–present).
Principal
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Officer, Vice	July 1,	Services, LLC (January
Age: 56	President and	2014	2014–present); CCO
	Anti-Money		(2003–2013) and Senior
	Laundering		Vice President, Ariel
	Officer		Investments, LLC
(2010–2013); Vice
President, Ariel
Investments, LLC
(2003–2010).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Adam W. Smith	Secretary	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.		Term; Since	President, U.S.
Milwaukee, WI 53202		May 29,	Bancorp Fund
Age: 34		2015	Services, LLC
(April 2012–present);
Research Associate,
Vista360, LLC (May
2010–April 2012).

Jesse J. Schmitting	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		July 21,	Bancorp Fund
Age: 34		2011	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	President, U.S.
Milwaukee, WI 53202		January 22,	Bancorp Fund
Age: 29		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		April 23,	Services, LLC
Age: 28		2015	(2011–present).

Melissa Aguinaga	Assistant	Indefinite	Officer, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund
Milwaukee, WI 53202		July 1,	Services, LLC
Age: 29		2015	(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

BB-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date     October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John Buckel
John Buckel, President

Date     October 31, 2016

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date:     October 31, 2016

* Print the name and title of each signing officer under his or her signature.